Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Feb. 10, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation And Significant Accounting Policies [Line Items]
Capitalized interest		$ 0
Allowance for doubtful accounts		$ 0
Debt Instrument, interest rate		10.00%
7.125% Senior Notes
Basis Of Presentation And Significant Accounting Policies [Line Items]
Fair value of notes outstanding		$ 15,700,000
Debt Instrument, interest rate		7.125%
7.5% Senior Notes
Basis Of Presentation And Significant Accounting Policies [Line Items]
Fair value of notes outstanding		$ 23,500,000
Debt Instrument, interest rate		7.50%
Predecessor
Basis Of Presentation And Significant Accounting Policies [Line Items]
Capitalized interest	$ 0				$ 6,456,000
Allowance for doubtful accounts			$ 0
Capitalized of interest and amortization costs			$ 0	$ 0	$ 6,200,000
Future cash flow asset carrying value factor description			The results of the analysis indicated that the estimated undiscounted future cash flows exceeded the carrying values of our drilling rigs.
Deferred financing costs written off			$ 31,400,000
Predecessor | 7.125% Senior Notes
Basis Of Presentation And Significant Accounting Policies [Line Items]
Fair value of notes outstanding			$ 15,700,000
Debt Instrument, interest rate			7.125%
Predecessor | 7.5% Senior Notes
Basis Of Presentation And Significant Accounting Policies [Line Items]
Fair value of notes outstanding			$ 23,500,000
Debt Instrument, interest rate			7.50%
Drilling Equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property, plant and equipment, useful lives		5 years
Drilling Equipment | Minimum | Predecessor
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property, plant and equipment, useful lives			5 years
Drilling Equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property, plant and equipment, useful lives		35 years
Drilling Equipment | Maximum | Predecessor
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property, plant and equipment, useful lives			35 years
Office and Technology Equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property, plant and equipment, useful lives		3 years
Office and Technology Equipment | Minimum | Predecessor
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property, plant and equipment, useful lives			3 years
Office and Technology Equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property, plant and equipment, useful lives		7 years
Office and Technology Equipment | Maximum | Predecessor
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property, plant and equipment, useful lives			7 years